Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party [Abstract]
The executive compensation expense to the top five key management personnel
The executive compensation expense to the top five key management personnel is as follows:

	2025	2024
	$	$

Short-term employee benefits and termination benefits	2,569	4,374
Share-based payments	11,963	11,778

Total compensation paid to key management personnel	14,532	16,152